UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:            |_|; Amendment Number: ____

This Amendment (Check only one):    |_| is a restatement
                                    |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Silverback Asset Management, LLC

Address:    1414 Raleigh Road, Suite 250
            Chapel Hill, NC 27517

13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Elliot Bossen
Title:      Managing Member
Phone:      (919) 969-9300

Signature, Place and Date of Signing:


 /s/ Elliot Bossen      Chapel Hill, North Carolina        May 17, 2010
---------------------  -----------------------------     -----------------
     [Signature]            [City, State]                       [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total: $719,443
                                        (thousands)

List of Other Included Managers:

No.   Form 13-F File Number   Name
---   ---------------------   -------------------------
1     028-12814               Investcorp Silverback Arbitrage Master Fund,
                              Limited

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2010
COLUMN 1                          COLUMN  2     COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6      COL 7        COLUMN 8

                                                            VALUE    SHRS OR    SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (x1000)  PRN AMT    PRN CALL  DISCRETION     MNGRS  SOLE       SHRD NONE
--------------                 --------------    -----      -------  -------    --- ----  ----------     -----  ----       ---- ----
ALBANY INTL CORP               NOTE 2.250% 3/1  012348AC2   9,291    10,610,000 PRN       Shared-Defined   1    10,610,000
AMBASSADORS INTL INC           NOTE 3.750% 4/1  023178AA4   7,595    10,850,000 PRN       Shared-Defined  None  10,850,000
AMERICREDIT CORP               NOTE 2.125% 9/1  03060RAR2   3,894     4,000,000 PRN       Shared-Defined   1     4,000,000
ARVINMERITOR INC               NOTE 4.625% 3/0  043353AF8  25,509    26,629,000 PRN       Shared-Defined   1    26,629,000
CAL DIVE INTL INC              NOTE 3.250%12/1  127914AB5     254       281,000 PRN       Shared-Defined   1       281,000
CARRIZO OIL & CO INC           NOTE 4.375% 6/0  144577AA1   4,430     5,000,000 PRN       Shared-Defined   1     5,000,000
CELL THERAPEUTICS INC          NOTE 7.500% 4/3  150934AK3     925     1,250,000 PRN       Shared-Defined   1     1,250,000
CHENIERE ENERGY INC            COM NEW          16411R208     477       154,248 SH        Shared-Defined   1       154,248
CHENIERE ENERGY INC            NOTE 2.250% 8/0  16411RAE9  33,854    54,000,000 PRN       Shared-Defined   1    54,000,000
CHINA MED TECHNOLOGIES INC     NOTE 4.000% 8/1  169483AC8   2,468     4,000,000 PRN       Shared-Defined   1     4,000,000
CIENA CORP                     NOTE 0.875% 6/1  171779AE1   8,511    12,500,000 PRN       Shared-Defined   1    12,500,000
CITIGROUP INC                  UNIT 99/99/9999  172967416   6,063        50,000 SH        Shared-Defined   1        50,000
CMS ENERGY CORP                NOTE 3.375% 7/1  125896AY6  23,138    14,650,000 PRN       Shared-Defined   1    14,650,000
COVANTA HLDG CORP              DBCV 1.000% 2/0  22282EAA0   3,772     4,000,000 PRN       Shared-Defined   1     4,000,000
DRYSHIPS INC.                  NOTE 5.000%12/0  262498AB4  26,261    25,500,000 PRN       Shared-Defined   1    25,500,000
DST SYS INC DEL                DBCV 8/1         233326AD9  10,337    10,000,000 PRN       Shared-Defined   1    10,000,000
FLOTEK INDS INC DEL            NOTE 5.250% 2/1  343389AA0   4,533     8,218,000 PRN       Shared-Defined   1     8,218,000
FREEPORT-MCMORAN COPPER & GO   PFD CONV         35671D782   1,133         9,764 SH        Shared-Defined   1         9,764
GLOBAL CROSSING LTD            NOTE 5.000% 5/1  37932JAA1  10,816    10,800,000 PRN       Shared-Defined   1    10,800,000
GLOBAL INDS LTD                DBCV 2.750% 8/0  379336AE0   3,255     5,000,000 PRN       Shared-Defined   1     5,000,000
GMX RES INC                    NOTE 5.000% 2/0  38011MAB4  10,190    12,500,000 PRN       Shared-Defined   1    12,500,000
GOODRICH PETE CORP             NOTE 5.000%10/0  382410AC2   6,532     7,500,000 PRN       Shared-Defined   1     7,500,000
GREENBRIER COS INC             NOTE 2.375% 5/1  393657AD3   6,352     7,896,000 PRN       Shared-Defined   1     7,896,000
HARTFORD FINL SVCS GROUP INC   COM              416515104   1,421        50,000 SH        Shared-Defined   1        50,000
HERCULES OFFSHORE INC          NOTE 3.375% 6/0  427093AA7   8,596    10,750,000 PRN       Shared-Defined   1    10,750,000
HORIZON LINES INC              NOTE 4.250% 8/1  44044KAB7   8,047     9,118,000 PRN       Shared-Defined   1     9,118,000
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6   8,393    10,000,000 PRN       Shared-Defined   1    10,000,000
HUTCHINSON TECHNOLOGY INC      NOTE 3.250% 1/1  448407AF3   6,414     7,537,000 PRN       Shared-Defined  None   7,537,000
INTERNATIONAL COAL GRP INC N   NOTE 9.000% 8/0  45928HAD8  12,666    10,650,000 PRN       Shared-Defined   1    10,650,000
INVERNESS MED INNOVATIONS IN   PFD CONV SER B   46126P304  20,382        79,192 SH        Shared-Defined   1        79,192
JAZZ TECHNOLOGIES INC          NOTE 8.000%12/3  47214EAA0   7,844     8,150,000 PRN       Shared-Defined   1     8,150,000
K V PHARMACEUTICAL CO          NOTE 2.500% 5/1  482740AC1   3,074     6,250,000 PRN       Shared-Defined   1     6,250,000
KULICKE & SOFFA INDS INC       NOTE 0.875% 6/0  501242AT8  11,048    12,000,000 PRN       Shared-Defined   1    12,000,000
L-3 COMMUNICATIONS CORP        DEBT 3.000% 8/0  502413AW7  10,534    10,000,000 PRN       Shared-Defined   1    10,000,000
LEVEL 3 COMMUNICATIONS INC     NOTE 3.500% 6/1  52729NBK5  11,107    12,100,000 PRN       Shared-Defined   1    12,100,000
LIVE NATION ENTERTAINMENT IN   NOTE 2.875% 7/1  538034AB5   6,649     7,500,000 PRN       Shared-Defined   1     7,500,000
MANNKIND CORP                  NOTE 3.750%12/1  56400PAA0   4,980     7,650,000 PRN       Shared-Defined   1     7,650,000
MAXTOR CORP                    NOTE 2.375% 8/1  577729AE6  19,279    16,500,000 PRN       Shared-Defined   1    16,500,000
MEDICIS PHARMACEUTICAL CORP    NOTE 2.500% 6/0  58470KAA2  15,331    14,850,000 PRN       Shared-Defined   1    14,850,000
MENTOR GRAPHICS CORP           SDCV 6.250% 3/0  587200AF3   3,302     3,400,000 PRN       Shared-Defined   1     3,400,000
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6  20,091    21,000,000 PRN       Shared-Defined   1    21,000,000
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4   7,200    16,000,000 PRN       Shared-Defined   1    16,000,000
NOVAMED INC DEL                NOTE 1.000% 6/1  66986WAA6  10,157    12,040,000 PRN       Shared-Defined   1    12,040,000
PHOTRONICS INC                 COM              719405102     651       127,700 SH        Shared-Defined   1       127,700
POWERWAVE TECHNOLOGIES INC     NOTE 3.875%10/0  739363AF6   5,370     7,600,000 PRN       Shared-Defined   1     7,600,000
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4  16,894    15,000,000 PRN       Shared-Defined   1    15,000,000
REINSURANCE GROUP AMER INC     PFD TR INC EQ    759351307  21,116       313,924 SH        Shared-Defined   1       313,924
SCHOOL SPECIALTY INC           SDCV 3.750%11/3  807863AL9   7,221     7,610,000 PRN       Shared-Defined   1     7,610,000
SESI L L C                     NOTE 1.500%12/1  78412FAH7  19,313    20,700,000 PRN       Shared-Defined   1    20,700,000
SONIC AUTOMOTIVE INC           NOTE 5.000%10/0  83545GAQ5   7,731     7,000,000 PRN       Shared-Defined   1     7,000,000
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103  39,218       335,200     PUT   Shared-Defined   1       335,200
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103  81,900       700,000     PUT   Shared-Defined   1       700,000
STILLWATER MNG CO              NOTE 1.875% 3/1  86074QAF9   9,316    10,000,000 PRN       Shared-Defined   1    10,000,000
THERAVANCE INC                 NOTE 3.000% 1/1  88338TAA2   8,155     9,500,000 PRN       Shared-Defined   1     9,500,000
TRICO MARINE SERVICES INC      NOTE 3.000% 1/1  896106AQ4   2,173     5,850,000 PRN       Shared-Defined  None   5,850,000
TRICO MARINE SERVICES INC      DBCV 8.125% 2/0  896106AW1  27,238    38,932,000 PRN       Shared-Defined   1    38,932,000
TRICO MARINE SERVICES INC      COM NEW          896106200     793       341,850 SH        Shared-Defined   1       341,850
TRINITY INDS INC               NOTE 3.875% 6/0  896522AF6   3,925     5,000,000 PRN       Shared-Defined   1     5,000,000
USEC INC                       NOTE 3.000%10/0  90333EAC2  18,925    23,500,000 PRN       Shared-Defined   1    23,500,000
VIRGIN MEDIA INC               NOTE 6.500%11/1  92769LAB7  12,296    10,000,000 PRN       Shared-Defined   1    10,000,000
WESTERN REFNG INC              NOTE 5.750% 6/1  959319AC8  11,311    14,000,000 PRN       Shared-Defined   1    14,000,000
YRC WORLDWIDE INC              COM              984249102  19,794    36,399,999 SH        Shared-Defined   1    36,399,999

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